Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000016734
Account Value [Line Items]
Accumulated Value	$ 9,725	$ 9,905	$ 9,907	$ 9,939	$ 9,900	$ 9,797	$ 9,420	$ 9,495	$ 9,539	$ 9,617	$ 9,638	$ 9,701		$ 9,850	$ 9,841	$ 9,894	$ 9,979	$ 9,944	$ 9,973	$ 9,970	$ 10,089	$ 9,979	$ 9,928	$ 9,966	$ 9,946	$ 10,058	$ 10,072	$ 10,084	$ 10,089	$ 10,027	$ 9,898	$ 9,939	$ 10,008	$ 10,068	$ 10,128	$ 10,309	$ 10,342	$ 10,523	$ 10,574	$ 10,641	$ 10,829	$ 10,774	$ 10,771	$ 10,794	$ 10,846	$ 11,056	$ 11,268	$ 10,249	$ 9,915	$ 10,234	$ 10,581	$ 10,820	$ 10,832	$ 10,819	$ 10,814	$ 11,065	$ 11,285	$ 11,483	$ 11,304	$ 11,391	$ 11,562	$ 11,724	$ 11,832	$ 11,948	$ 11,903	$ 11,782	$ 11,728	$ 11,891	$ 11,940	$ 11,599	$ 11,485	$ 10,990	$ 10,486	$ 10,604	$ 10,164	$ 10,590	$ 10,292	$ 9,636	$ 9,464	$ 10,025	$ 9,983	$ 10,390	$ 10,116	$ 10,288	$ 10,301	$ 10,257	$ 10,431	$ 10,486	$ 10,359	$ 10,020	$ 9,802	$ 10,511	$ 10,837	$ 10,895	$ 10,953	$ 11,021	$ 10,869	$ 10,907	$ 11,174	$ 11,318	$ 11,420	$ 11,597	$ 11,403	$ 11,644	$ 11,438	$ 11,468	$ 11,639	$ 11,401	$ 11,247	$ 11,191	$ 11,266	$ 11,111	$ 11,198	$ 11,561	$ 11,714	$ 11,757	$ 11,778	$ 11,834	$ 12,014	$ 11,752	$ 11,912	$ 12,015
C000016737
Account Value [Line Items]
Accumulated Value	10,000	10,187	10,175	10,201	10,155	10,043	9,658	9,729	9,768	9,842	9,857	9,915		10,061	10,038	10,094	10,166	10,132	10,155	10,145	10,260	10,134	10,084	10,108	10,082	10,198	10,205	10,211	10,209	10,132	10,003	10,039	10,102	10,147	10,202	10,386	10,414	10,580	10,633	10,685	10,876	10,814	10,804	10,821	10,865	11,069	11,274	10,239	9,908	10,221	10,560	10,792	10,798	10,777	10,757	11,009	11,220	11,409	11,224	11,304	11,466	11,619	11,719	11,826	11,774	11,648	11,586	11,740	11,782	11,437	11,319	10,834	10,321	10,431	9,992	10,405	10,106	9,456	9,281	9,825	9,778	10,169	9,896	10,058	10,064	10,014	10,178	10,225	10,095	9,758	9,540	10,224	10,534	10,583	10,634	10,693	10,539	10,569	10,821	10,952	11,044	11,218	11,023	11,250	11,035	11,067	11,214	10,979	10,826	10,765	10,820	10,675	10,752	11,093	11,233	11,268	11,281	11,327	11,492	11,235	11,381	11,472
C000016738
Account Value [Line Items]
Accumulated Value	10,000	10,187	10,191	10,227	10,188	10,085	9,700	9,786	9,834	9,908	9,932	9,999		10,155	10,147	10,205	10,294	10,268	10,292	10,291	10,417	10,306	10,254	10,296	10,277	10,396	10,411	10,427	10,434	10,372	10,241	10,285	10,360	10,423	10,488	10,677	10,714	10,903	10,958	11,029	11,227	11,173	11,172	11,207	11,254	11,475	11,697	10,642	10,297	10,631	10,993	11,244	11,259	11,247	11,245	11,507	11,739	11,947	11,763	11,856	12,036	12,207	12,323	12,446	12,402	12,278	12,224	12,397	12,451	12,098	11,982	11,468	10,945	11,071	10,614	11,051	10,752	10,070	9,892	10,480	10,439	10,866	10,582	10,764	10,780	10,737	10,911	10,981	10,851	10,498	10,272	11,017	11,360	11,423	11,475	11,560	11,403	11,445	11,728	11,881	11,991	12,179	11,978	12,233	12,020	12,054	12,236	11,989	11,829	11,773	11,843	11,694	11,788	12,172	12,336	12,384	12,409	12,459	12,662	12,389	12,548	12,672
C000016739
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	1,000,000	1,018,716	1,019,139	1,022,676	1,018,860	1,008,636	970,068	978,746	983,535	990,926	993,349	1,000,820		1,016,430	1,014,865	1,021,434	1,029,553	1,026,939	1,030,158	1,029,218	1,041,787	1,030,683	1,025,559	1,029,699	1,027,882	1,040,569	1,042,145	1,042,846	1,044,430	1,037,371	1,025,115	1,028,711	1,036,122	1,042,510	1,048,967	1,068,750	1,072,462	1,090,474	1,096,902	1,103,148	1,123,770	1,117,462	1,118,298	1,120,922	1,125,598	1,148,649	1,170,816	1,064,433	1,029,938	1,064,235	1,100,462	1,125,529	1,127,046	1,124,942	1,124,723	1,151,949	1,175,115	1,195,930	1,177,524	1,185,836	1,204,860	1,221,994	1,232,549	1,245,918	1,241,477	1,228,112	1,223,693	1,241,001	1,245,385	1,210,033	1,199,431	1,148,102	1,094,720	1,107,320	1,062,641	1,106,371	1,075,509	1,008,237	989,497	1,048,346	1,045,221	1,086,901	1,058,558	1,076,725	1,078,370	1,074,013	1,092,444	1,099,458	1,085,392	1,050,110	1,027,552	1,103,146	1,136,428	1,142,741	1,149,070	1,157,511	1,140,762	1,144,969	1,173,249	1,188,552	1,199,548	1,219,455	1,199,404	1,224,914	1,202,443	1,206,998	1,225,151	1,200,476	1,183,340	1,177,743	1,185,866	1,169,852	1,179,203	1,217,644	1,234,044	1,240,046	1,241,327	1,247,499	1,266,621	1,240,579	1,256,492	1,267,658
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,159	10,165	10,179	10,128	10,022	9,648	9,761	9,826	9,894	9,916	9,987		10,146	10,110	10,191	10,269	10,217	10,242	10,187	10,293	10,172	10,142	10,179	10,143	10,259	10,268	10,293	10,319	10,252	10,189	10,302	10,425	10,504	10,560	10,727	10,768	10,916	10,956	11,045	11,219	11,129	11,149	11,177	11,211	11,412	11,559	11,140	11,000	11,350	11,444	11,636	11,582	11,584	11,549	11,724	11,795	11,870	11,682	11,754	11,852	11,888	11,920	12,019	11,975	11,889	11,854	11,955	11,974	11,646	11,605	11,228	10,918	11,080	10,899	11,187	10,941	10,521	10,434	10,922	10,953	11,268	11,013	11,257	11,232	11,134	11,246	11,290	11,128	10,802	10,710	11,390	11,654	11,595	11,610	11,609	11,466	11,432	11,607	11,713	11,805	11,922	11,748	11,951	11,777	11,836	11,954	11,751	11,656	11,664	11,736	11,713	11,815	12,088	12,238	12,266	12,277	12,392	12,547	12,255	12,396	12,442
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,159	10,165	10,179	10,128	10,022	9,648	9,761	9,826	9,894	9,916	9,987		10,146	10,110	10,191	10,269	10,217	10,242	10,187	10,293	10,172	10,142	10,179	10,143	10,259	10,268	10,293	10,319	10,252	10,189	10,302	10,425	10,504	10,560	10,727	10,768	10,916	10,956	11,045	11,219	11,129	11,149	11,177	11,211	11,412	11,559	11,140	11,000	11,350	11,444	11,636	11,582	11,584	11,549	11,724	11,795	11,870	11,682	11,754	11,852	11,888	11,920	12,019	11,975	11,889	11,854	11,955	11,974	11,646	11,605	11,228	10,918	11,080	10,899	11,187	10,941	10,521	10,434	10,922	10,953	11,268	11,013	11,257	11,232	11,134	11,246	11,290	11,128	10,802	10,710	11,390	11,654	11,595	11,610	11,609	11,466	11,432	11,607	11,713	11,805	11,922	11,748	11,951	11,777	11,836	11,954	11,751	11,656	11,664	11,736	11,713	11,815	12,088	12,238	12,266	12,277	12,392	12,547	12,255	12,396	12,442
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,159	10,165	10,179	10,128	10,022	9,648	9,761	9,826	9,894	9,916	9,987		10,146	10,110	10,191	10,269	10,217	10,242	10,187	10,293	10,172	10,142	10,179	10,143	10,259	10,268	10,293	10,319	10,252	10,189	10,302	10,425	10,504	10,560	10,727	10,768	10,916	10,956	11,045	11,219	11,129	11,149	11,177	11,211	11,412	11,559	11,140	11,000	11,350	11,444	11,636	11,582	11,584	11,549	11,724	11,795	11,870	11,682	11,754	11,852	11,888	11,920	12,019	11,975	11,889	11,854	11,955	11,974	11,646	11,605	11,228	10,918	11,080	10,899	11,187	10,941	10,521	10,434	10,922	10,953	11,268	11,013	11,257	11,232	11,134	11,246	11,290	11,128	10,802	10,710	11,390	11,654	11,595	11,610	11,609	11,466	11,432	11,607	11,713	11,805	11,922	11,748	11,951	11,777	11,836	11,954	11,751	11,656	11,664	11,736	11,713	11,815	12,088	12,238	12,266	12,277	12,392	12,547	12,255	12,396	12,442
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 1,015,909	$ 1,016,529	$ 1,017,901	$ 1,012,821	$ 1,002,195	$ 964,818	$ 976,145	$ 982,580	$ 989,403	$ 991,551	$ 998,746		$ 1,014,597	$ 1,010,958	$ 1,019,137	$ 1,026,893	$ 1,021,672	$ 1,024,166	$ 1,018,682	$ 1,029,329	$ 1,017,211	$ 1,014,172	$ 1,017,915	$ 1,014,282	$ 1,025,897	$ 1,026,773	$ 1,029,264	$ 1,031,907	$ 1,025,226	$ 1,018,913	$ 1,030,191	$ 1,042,526	$ 1,050,407	$ 1,056,031	$ 1,072,724	$ 1,076,755	$ 1,091,600	$ 1,095,631	$ 1,104,461	$ 1,121,882	$ 1,112,889	$ 1,114,883	$ 1,117,671	$ 1,121,083	$ 1,141,225	$ 1,155,942	$ 1,114,013	$ 1,100,032	$ 1,135,025	$ 1,144,367	$ 1,163,641	$ 1,158,181	$ 1,158,427	$ 1,154,947	$ 1,172,376	$ 1,179,518	$ 1,187,034	$ 1,168,174	$ 1,175,378	$ 1,185,237	$ 1,188,773	$ 1,192,037	$ 1,201,923	$ 1,197,512	$ 1,188,870	$ 1,185,394	$ 1,195,485	$ 1,197,414	$ 1,164,637	$ 1,160,465	$ 1,122,846	$ 1,091,789	$ 1,108,007	$ 1,089,860	$ 1,118,656	$ 1,094,139	$ 1,052,145	$ 1,043,395	$ 1,092,198	$ 1,095,325	$ 1,126,788	$ 1,101,309	$ 1,125,745	$ 1,123,173	$ 1,113,440	$ 1,124,594	$ 1,129,043	$ 1,112,789	$ 1,080,175	$ 1,070,983	$ 1,138,970	$ 1,165,442	$ 1,159,490	$ 1,160,979	$ 1,160,942	$ 1,146,564	$ 1,143,201	$ 1,160,724	$ 1,171,303	$ 1,180,541	$ 1,192,209	$ 1,174,825	$ 1,195,119	$ 1,177,720	$ 1,183,623	$ 1,195,359	$ 1,175,101	$ 1,165,634	$ 1,166,382	$ 1,173,644	$ 1,171,273	$ 1,181,453	$ 1,208,813	$ 1,223,806	$ 1,226,613	$ 1,227,717	$ 1,239,239	$ 1,254,683	$ 1,225,542	$ 1,239,575	$ 1,244,203